Short-Term Borrowings And Lines Of Credit	12 Months Ended
Sep. 30, 2011
Short-Term Borrowings And Lines Of Credit [Abstract]
Short-Term Borrowings And Lines Of Credit
(8)  Short-Term Borrowings and Lines of Credit

Short-term borrowings and current maturities of long-term debt are summarized as follows:

	2010	2011
Current maturities of long-term debt	$71	279
Commercial paper	401	588
Payable to banks	8	10
Total	$480	877
Weighted-average short-term borrowing interest rate at year end	0.3%	0.1%

The Company periodically issues commercial paper as a source of short-term financing. In December 2010 the Company entered into a $2.75 billion four-year revolving backup credit facility to support short-term borrowings, which replaced a $2.83 billion five-year revolving credit facility dated April 2006. The Company did not draw upon either facility in 2011, 2010 or 2009. The credit facility contains no financial covenants and is not subject to termination based on a change in credit ratings or material adverse changes.